Other income and expense items - Other income and Breakdown of expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income and expense items
Gains on settlement of contract disputes			$ 83
General and administrative expenses
Employee compensation, benefits and share-based payments	$ 3,062	$ 2,779	1,445
Director, legal and professional fees	2,405	3,491	2,496
Investor and public relations advisory fees	1,180	1,283	648
Other expenses	988	989	323
Total general and administrative expenses	7,635	8,542	4,912
Research and development costs
Employee benefits expenses, including share-based payments	1,153	1,469	678
Contract research organization expenses		22,066	30,446
Chemistry and manufacturing development and other non-clinical development	3,444	2,933	2,146
Other research and development costs	6,391	3,007	1,525
Total research and development costs	$ 10,988	$ 29,475	$ 34,795